T. ROWE PRICE Total Return Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 12.0%
Car Loan 1.0%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 380
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  940 928
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1) 225 230
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 22 22
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 235 241
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1) 100 100
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 765 759
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 836 830
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26 (1) 125 127
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 645
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  445 444
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 1,355 1,368
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 550 554
6,628
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 602
602

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Credit Card 0.0%
American Express Credit Account Master Trust
Series 2017-5, Class B, FRN
1M USD LIBOR + 0.58%, 0.771%, 2/18/25  170 170
170
Other Asset-Backed Securities 9.8%
522 Funding
Series 2019-5A, Class CR, CLO, FRN
3M SOFR + 2.20%, 2.422%, 4/15/35 (1) 1,000 1,000
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.267%, 12/2/34 (1) 1,605 1,603
AGL
Series 2021-14A, Class B1, CLO, FRN
3M USD LIBOR + 1.65%, 1.767%, 12/2/34 (1) 1,505 1,500
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,493
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 723 721
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 257 259
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 1.804%, 1/20/32 (1) 2,320 2,292
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 2,075 2,054
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.141%, 2/12/30 (1) 1,005 1,004
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M USD LIBOR + 2.15%, 2.387%, 1/15/35 (1) 1,650 1,646
CIFC Funding
Series 2020-3A, Class DR, CLO, FRN
3M USD LIBOR + 3.10%, 3.354%, 10/20/34 (1) 1,600 1,551
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,148
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 179 185
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 192 192

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,381 1,359
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 603 596
Flexential Issuer
Series 2021-1A, Class A2
3.25%, 11/27/51 (1) 2,570 2,507
FOCUS Brands Funding
Series 2017-1A, Class A2IB
3.857%, 4/30/47 (1) 229 229
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,776 1,826
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,035 1,069
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 378 358
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 31 31
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 59 60
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 87 93
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.865%, 5/6/30 (1) 415 412
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.265%, 5/6/30 (1) 1,675 1,668
Invesco
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 3.141%, 7/15/34  1,230 1,227
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 230 238
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,440 1,440
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 1/16/28 (1) 780 772

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 1,145 1,141
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M USD LIBOR + 1.90%, 2.154%, 4/20/32 (1) 2,500 2,452
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.808%, 1/25/32 (1) 1,615 1,615
Magnetite XXV
Series 2020-25A, Class D, CLO, FRN
3M USD LIBOR + 3.30%, 3.558%, 1/25/32 (1) 305 303
Morgan Stanley Eaton Vance
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 3.10%, 3.233%, 10/20/34 (1) 1,140 1,132
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 200 201
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 27 27
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 33 33
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 70 70
MVW Owner Trust
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 971 942
Navigator Aircraft ABS
Series 2021-1, Class A, STEP
2.771%, 11/15/46 (1) 1,339 1,296
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.378%, 10/19/31 (1) 1,105 1,101
Neuberger Berman Loan Advisers
Series 2019-32A, Class ER, CLO, FRN
3M USD LIBOR + 6.10%, 6.348%, 1/20/32 (1) 1,750 1,691
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.371%, 7/17/35 (1) 585 584
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 1.759%, 4/22/29 (1) 500 500
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.259%, 4/22/29 (1) 395 394

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
NYACK Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.80%, 2.924%, 10/20/34 (1) 1,550 1,496
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.904%, 7/20/29 (1) 1,095 1,087
OCP
Series 2020-19A, Class ER, CLO, FRN
3M USD LIBOR + 6.50%, 6.754%, 10/20/34 (1) 1,490 1,426
OCP
Series 2021-21A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 3.204%, 7/20/34 (1) 1,110 1,076
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.586%, 11/15/31 (1) 2,000 1,994
Palmer Square
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 3.141%, 7/15/34 (1) 1,625 1,609
Palmer Square
Series 2021-3A, Class E, CLO, FRN
3M USD LIBOR + 6.15%, 6.382%, 1/15/35 (1) 1,000 995
Peace Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 3.204%, 10/20/34 (1) 1,180 1,139
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 650 650
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M SOFR + 1.85%, 4/20/35 (1)(2) 1,305 1,305
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 58 58
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 1,697 1,666
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 296 300
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 1,407 1,366
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 2.591%, 1/16/32 (1) 2,090 2,090
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.314%, 10/20/29 (1) 258 257

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 1.91%, 1/15/35 (1) 1,310 1,308
64,837
Student Loan 1.1%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 585 582
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 667 665
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 156 156
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 359 359
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 955
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 592
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 50 49
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 392
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,317
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 195 195
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 404 413
SMB Private Education Loan Trust
Series 2020-A, Class B
3.00%, 8/15/45 (1) 785 776

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 553 542
6,993
Total Asset-Backed Securities
(Cost $80,008) 79,230
BANK LOANS 13.4% (3)
FINANCIAL INSTITUTIONS 1.1%
Insurance 1.1%
Asurion, FRN
1M USD LIBOR + 3.25%, 3.459%, 12/23/26  1,048 1,029
Asurion, FRN
1M USD LIBOR + 5.25%, 5.459%, 1/31/28  703 694
Asurion, FRN
1M USD LIBOR + 5.25%, 5.459%, 1/20/29  1,960 1,935
HUB International, FRN
1M USD LIBOR + 3.25%, 4.00%, 4/25/25  1,962 1,946
Navacord, FRN
1M CAD CDOR + 4.25%, 3/27/28 (CAD) (2) 450 345
Navacord, FRN
1M CAD CDOR + 4.25%, 5.00%, 3/27/28 (CAD)  841 646
Navacord, FRN
1M CAD CDOR + 7.50%, 8.235%, 3/26/29 (CAD)  385 302
Ryan Specialty Group, FRN
1M USD LIBOR + 3.00%, 3.75%, 9/1/27  553 549
Total Financial Institutions 7,446
INDUSTRIAL 12.1%
Basic Industry 0.2%
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.75%, 8.50%, 11/24/28  520 517
ASP Chromaflo Intermediate Holdings, FRN
3M USD LIBOR + 3.50%, 4.50%, 11/20/23  566 563
1,080
Capital Goods 1.2%
Charter Next Generation, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/1/27  1,586 1,578
Dynasty Acquisition, FRN
1M USD LIBOR + 3.50%, 3.724%, 4/6/26  743 719
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.00%, 6.75%, 5/21/29 (2) 690 691
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.50%, 7.25%, 5/21/29  900 899

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Filtration Group, FRN
1M USD LIBOR + 3.50%, 4.00%, 10/21/28 (2) 963 955
Filtration Group, FRN
3M USD LIBOR + 3.00%, 3.209%, 3/31/25  713 704
Madison IAQ, FRN
1M USD LIBOR + 3.25%, 3.75%, 6/21/28  577 567
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 4.408%, 8/31/28  83 83
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 5.00%, 8/31/28  515 514
TK Elevator U.S. Newco, FRN
1M USD LIBOR + 3.50%, 4.00%, 7/30/27  961 953
Welbilt, FRN
3M USD LIBOR + 2.50%, 2.709%, 10/23/25  395 393
8,056
Communications 0.5%
CCI Buyer, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/17/27  680 672
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 3.799%, 8/21/26  1,136 1,114
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.00%, 3.75%, 11/12/27  774 767
MH Sub I, FRN
1M USD LIBOR + 3.75%, 4.75%, 9/13/24  464 460
MH Sub I, FRN
1M USD LIBOR + 6.25%, 6.459%, 2/23/29  500 497
3,510
Consumer Cyclical 3.1%
Albion Acquisitions, FRN
1M USD LIBOR + 5.25%, 5.75%, 7/31/26  440 436
Caesars Resort Collection, FRN
1M USD LIBOR + 3.50%, 3.709%, 7/21/25  287 285
CNT Holdings I, FRN
1M USD LIBOR + 3.50%, 4.25%, 11/8/27  506 503
CNT Holdings I, FRN
1M USD LIBOR + 6.75%, 7.50%, 11/6/28  510 507
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24  1,424 1,410
Driven Holdings, FRN
1M USD LIBOR + 3.00%, 3.517%, 12/17/28 (4) 640 634
ECI Macola, FRN
1M USD LIBOR + 3.75%, 4.50%, 11/9/27  495 490
EG Finco, FRN
3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR)  1,030 1,147
Fertitta Entertainment, FRN
SOFR + 4.00%, 4.50%, 1/12/29  290 288

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
IRB Holding, FRN
1M USD LIBOR + 2.75%, 3.75%, 2/5/25  325 322
IRB Holding, FRN
1M USD LIBOR + 3.25%, 4.25%, 12/15/27  862 853
IRB Holding, FRN
SOFR + 3.00%, 3.75%, 12/15/27 (2) 855 846
Life Time, FRN
1M USD LIBOR + 4.75%, 5.75%, 12/16/24  234 235
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.25%, 3.459%, 4/21/27  1,001 985
MIC Glen, FRN
1M USD LIBOR + 6.75%, 7.25%, 7/20/29  400 396
Olaplex, FRN
SOFR + 3.75%, 2/16/29 (2)(4) 970 966
PetSmart, FRN
1M USD LIBOR + 3.75%, 4.50%, 2/11/28  984 979
Scientific Games Holdings, FRN
SOFR + 3.50%, 2/4/29 (2) 485 482
Scientific Games International, FRN
1M USD LIBOR + 2.75%, 2.959%, 8/14/24  434 431
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 3.50%, 8/25/28  818 806
Shutterfly, FRN
1M USD LIBOR + 5.00%, 5.75%, 9/25/26  439 416
Staples, FRN
3M USD LIBOR + 5.00%, 5.317%, 4/16/26  336 318
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/5/27  544 538
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 8.25%, 2/4/28  605 598
Tenneco, FRN
3M USD LIBOR + 3.00%, 3.209%, 10/1/25  528 524
UFC Holdings, FRN
1M USD LIBOR + 2.75%, 3.50%, 4/29/26  1,442 1,421
Watlow Electric Manufacturing, FRN
1M USD LIBOR + 3.75%, 4.25%, 3/2/28  659 651
William Morris Endeavor Entertainment, FRN
3M USD LIBOR + 2.75%, 2.96%, 5/18/25  754 734
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27 (4) 466 462
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 8.00%, 12/21/28 (2) 1,605 1,609
20,272
Consumer Non-Cyclical 2.4%
ADMI, FRN
1M USD LIBOR + 3.38%, 3.875%, 12/23/27  808 795

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
ADMI, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/23/27  484 480
Cano Health, FRN
SOFR + 5.25%, 4.50%, 11/23/27  454 449
Curia Global, FRN
1M USD LIBOR + 3.75%, 4.50%, 8/30/26  820 813
Gainwell Acquisition, FRN
1M USD LIBOR + 4.00%, 4.75%, 10/1/27  1,969 1,958
Heartland Dental, FRN
1M USD LIBOR + 4.00%, 4.162%, 4/30/25  597 592
Heartland Dental, FRN
3M USD LIBOR + 3.50%, 3.709%, 4/30/25  357 352
Maravai Intermediate Holdings, FRN
SOFR + 3.00%, 3.137%, 10/29/27 (2) 1,599 1,586
Mozart Borrower, FRN
1M USD LIBOR + 3.25%, 3.75%, 10/23/28  995 985
Naked Juice, FRN
SOFR + 3.25%, 3.75%, 1/20/29  175 173
Naked Juice, FRN
SOFR + 6.00%, 6.50%, 1/20/30 (2) 600 602
Organon, FRN
1M USD LIBOR + 3.00%, 3.50%, 6/2/28  516 513
Pathway Vet Alliance, FRN
1M USD LIBOR + 3.75%, 3.959%, 3/31/27 (2) 1,682 1,666
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25  1,665 1,652
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 6.355%, 2/13/26 (2) 1,040 1,034
Phoenix Newco, FRN
1M USD LIBOR + 3.50%, 4.00%, 11/15/28  530 525
Phoenix Newco, FRN
3M USD LIBOR + 6.50%, 7.00%, 11/15/29 (4) 600 594
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.75%, 4.50%, 10/1/26  1,175 1,168
15,937
Energy 0.4%
BCP Raptor, FRN
3M USD LIBOR + 4.25%, 5.25%, 6/24/24  604 602
BCP Raptor II, FRN
3M USD LIBOR + 4.75%, 4.959%, 11/3/25 (2) 696 694
Citgo Holding, FRN
1M USD LIBOR + 7.00%, 8.00%, 8/1/23  296 292
Lucid Energy Group II Borrower, FRN
1M USD LIBOR + 4.25%, 5.00%, 11/24/28  302 300
Prairie ECI Acquiror, FRN
3M USD LIBOR + 4.75%, 4.959%, 3/11/26  557 539
2,427

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other 0.1%
Pike, FRN
1M USD LIBOR + 3.00%, 3.21%, 1/21/28 (2) 662 655
655
Technology 3.7%
Applied Systems, FRN
1M USD LIBOR + 3.00%, 3.50%, 9/19/24  1,312 1,303
Applied Systems, FRN
1M USD LIBOR + 5.50%, 6.25%, 9/19/25  1,133 1,131
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/11/28  1,010 996
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 6.25%, 11/18/29 (2) 1,340 1,335
athenahealth, FRN
SOFR + 3.50%, 4.00%, 1/27/29 (2) 1,540 1,524
CoreLogic, FRN
1M USD LIBOR + 3.50%, 4.00%, 6/2/28  938 925
CoreLogic, FRN
3M USD LIBOR + 6.50%, 7.00%, 6/4/29  1,035 1,025
Epicor Software, FRN
1M USD LIBOR + 3.25%, 4.00%, 7/30/27 (2) 1,668 1,651
Epicor Software, FRN
1M USD LIBOR + 7.75%, 8.75%, 7/31/28 (2) 660 672
Hyland Software, FRN
1M USD LIBOR + 3.50%, 4.25%, 7/1/24  796 792
Hyland Software, FRN
1M USD LIBOR + 6.25%, 7.00%, 7/7/25  1,174 1,176
Instructure Holdings, FRN
1M USD LIBOR + 2.75%, 3.269%, 10/30/28 (4) 625 616
Loyalty Ventures, FRN
1M USD LIBOR + 4.50%, 5.00%, 11/3/27  365 360
Peraton, FRN
1M USD LIBOR + 3.75%, 4.50%, 2/1/28  849 843
Peraton, FRN
1M USD LIBOR + 7.75%, 8.50%, 2/1/29  695 700
Polaris Newco, FRN
1M USD LIBOR + 4.00%, 4.50%, 6/2/28  659 654
RealPage, FRN
1M USD LIBOR + 3.25%, 3.75%, 4/24/28  648 641
RealPage, FRN
3M USD LIBOR + 6.50%, 7.25%, 4/23/29  1,010 1,018
Sophia, FRN
1M USD LIBOR + 3.50%, 4.00%, 10/7/27  993 983
UKG, FRN
1M USD LIBOR + 3.25%, 3.75%, 5/4/26 (2) 1,927 1,912
UKG, FRN
1M USD LIBOR + 5.25%, 5.75%, 5/3/27 (2) 2,355 2,343

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Verscend Holding, FRN
1M USD LIBOR + 4.00%, 4.209%, 8/27/25  949 945
Waystar Technologies, FRN
1M USD LIBOR + 4.00%, 4.209%, 10/22/26  771 767
24,312
Transportation 0.5%
AAdvantage Loyalty IP, FRN
1M USD LIBOR + 4.75%, 5.50%, 4/20/28  660 671
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 6.25%, 6/21/27  1,545 1,612
United Airlines, FRN
1M USD LIBOR + 3.75%, 4.50%, 4/21/28  680 675
2,958
Total Industrial 79,207
UTILITY 0.2%
Electric 0.2%
Exgen Renewables IV, FRN
1M USD LIBOR + 2.50%, 3.50%, 12/15/27  489 487
PG&E, FRN
1M USD LIBOR + 3.00%, 3.50%, 6/23/25  820 804
Total Utility 1,291
Total Bank Loans
(Cost $88,312) 87,944
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (5) 1 3
Total Industrial 3
Total Common Stocks
(Cost $3) 3
CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Communications 0.1%
Sea, 0.25%, 9/15/26  900 748
Total Industrial 748
Total Convertible Bonds
(Cost $931) 748

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 0.8%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133 (6) 1 1,118
Total Financial Institutions 1,118
INDUSTRIAL 0.5%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) — 470
470
Consumer Non-Cyclical 0.2%
Avantor, Series A, 6.25%, 5/15/22  5 528
Danaher, Series B, 5.00%, 4/15/23  1 850
1,378
Energy 0.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,465 (6)(7) 1 1,510
1,510
Total Industrial 3,358
UTILITIES 0.1%
Electric 0.1%
NextEra Energy, 5.279%, 3/1/23  11 557
Total Utilities 557
Total Convertible Preferred Stocks
(Cost $4,643) 5,033
CORPORATE BONDS 17.2%
FINANCIAL INSTITUTIONS 4.4%
Banking 2.3%
Banco de Bogota, 6.25%, 5/12/26  800 804
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (8) 305 291
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(8) 595 561
Banco Mercantil del Norte, VR, 7.625% (7)(8) 250 246
Banco Santander, 3.49%, 5/28/30  200 200
Bancolombia, VR, 4.625%, 12/18/29 (8) 800 767
Bangkok Bank, VR, 3.733%, 9/25/34 (8) 600 586
Bangkok Bank, VR, 3.733%, 9/25/34 (1)(8) 240 234
Bank of America, VR, 1.898%, 7/23/31 (8) 780 706
Bank of America, VR, 2.972%, 2/4/33 (8) 995 975

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BBVA Bancomer, VR, 5.125%, 1/18/33 (8) 1,100 1,062
BNP Paribas, VR, 2.591%, 1/20/28 (1)(8) 795 771
Capital One Financial, 3.65%, 5/11/27  670 694
Capital One Financial, VR, 2.359%, 7/29/32 (8) 905 810
Goldman Sachs Group, VR, 3.102%, 2/24/33 (8) 1,075 1,053
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 660 641
JPMorgan Chase, VR, 2.963%, 1/25/33 (8) 450 444
JPMorgan Chase, VR, 3M SOFR + 1.105, 1.764%, 11/19/31 (8) 815 733
Morgan Stanley, VR, 2.943%, 1/21/33 (8) 285 279
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 405 393
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 550 532
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 1,005 958
Wells Fargo, VR, 2.393%, 6/2/28 (8) 575 563
Wells Fargo, VR, 2.879%, 10/30/30 (8) 250 246
Wells Fargo, VR, 5.013%, 4/4/51 (8) 600 735
15,284
Brokerage Asset Managers Exchanges 0.2%
Charles Schwab, Series I, VR, 4.00% (7)(8) 575 532
LSEGA Financing, 2.00%, 4/6/28 (1) 585 558
LSEGA Financing, 2.50%, 4/6/31 (1) 425 405
1,495
Finance Companies 0.3%
AerCap Ireland Capital, 3.85%, 10/29/41  315 292
AerCap Ireland Capital, 4.45%, 4/3/26  415 433
AerCap Ireland Capital, 4.50%, 9/15/23  180 185
AerCap Ireland Capital, 6.50%, 7/15/25  270 297
Avolon Holdings Funding, 2.528%, 11/18/27 (1) 715 665
1,872
Financial Other 0.5%
CIFI Holdings Group, 4.375%, 4/12/27  1,050 782
Country Garden Holdings, 5.125%, 1/17/25  200 155
Country Garden Holdings, 7.25%, 4/8/26  700 556
Howard Hughes, 4.125%, 2/1/29 (1) 655 621
Howard Hughes, 5.375%, 8/1/28 (1) 665 671
Kaisa Group Holdings, 11.25%, 4/9/22  850 198
PRA Group, 7.375%, 9/1/25 (1) 275 288
3,271
Insurance 0.6%
Acrisure, 10.125%, 8/1/26 (1) 685 726
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 10 10
AmWINS Group, 4.875%, 6/30/29 (1) 164 156
Centene, 4.625%, 12/15/29  407 418
Enact Holdings, 6.50%, 8/15/25 (1) 490 506
Equitable Holdings, 4.35%, 4/20/28  630 675
HUB International, 5.625%, 12/1/29 (1) 510 485

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HUB International, 7.00%, 5/1/26 (1) 517 521
MGIC Investment, 5.25%, 8/15/28  250 253
Molina Healthcare, 4.375%, 6/15/28 (1) 265 263
4,013
Real Estate Investment Trusts 0.5%
American Campus Communities Operating Partnership, 2.85%, 2/1/30  710 693
American Campus Communities Operating Partnership, 3.625%,
11/15/27  420 434
American Campus Communities Operating Partnership, 3.875%,
1/30/31  270 282
Brixmor Operating Partnership, 3.90%, 3/15/27  630 655
Brixmor Operating Partnership, 4.05%, 7/1/30  505 529
Brixmor Operating Partnership, 4.125%, 5/15/29  445 471
3,064
Total Financial Institutions 28,999
INDUSTRIAL 12.2%
Basic Industry 0.6%
ABJA Investment, 5.45%, 1/24/28  850 902
Arconic, 6.125%, 2/15/28 (1) 481 491
GPD, 10.125%, 4/1/26 (1) 500 525
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (1) 264 285
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%, 11/1/26 (1) 460 464
Methanex, 5.125%, 10/15/27  312 317
Methanex, 5.25%, 12/15/29  15 15
TMS International, 6.25%, 4/15/29 (1) 600 575
3,574
Capital Goods 0.6%
Cemex, 5.45%, 11/19/29  800 796
Madison IAQ, 5.875%, 6/30/29 (1) 540 489
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (1) 630 643
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 510 497
Pactiv, 7.95%, 12/15/25  200 208
Roller Bearing of America, 4.375%, 10/15/29 (1) 205 196
Vertical Holdco, 7.625%, 7/15/28 (1) 760 771
3,600
Communications 2.3%
Altice France Holding, 10.50%, 5/15/27 (1) 315 329
AT&T, 2.75%, 6/1/31  440 427
Axian Telecom, 7.375%, 2/16/27 (1) 330 328
Cable One, 4.00%, 11/15/30 (1) 195 180
CCO Holdings, 4.25%, 2/1/31 (1) 270 252
CCO Holdings, 5.125%, 5/1/27 (1) 310 313
CCO Holdings, 5.375%, 6/1/29 (1) 730 739
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 290 299
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 620 646

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Comcast, 2.887%, 11/1/51 (1) 720 622
CSC Holdings, 7.50%, 4/1/28 (1) 350 348
DISH DBS, 5.25%, 12/1/26 (1) 290 283
DISH DBS, 5.75%, 12/1/28 (1) 520 497
GCI, 4.75%, 10/15/28 (1) 275 270
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  550 493
HTA Group, 7.00%, 12/18/25  750 761
iHeartCommunications, 8.375%, 5/1/27  484 505
Lamar Media, 4.875%, 1/15/29  195 196
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 675 696
Midas OpCo Holdings, 5.625%, 8/15/29 (1) 505 495
Netflix, 6.375%, 5/15/29  570 662
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 91
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 453
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1) 425 433
Sirius XM Radio, 4.00%, 7/15/28 (1) 660 634
Sprint, 7.625%, 2/15/25  345 382
Sprint, 7.625%, 3/1/26  310 353
Sprint Capital, 6.875%, 11/15/28  160 190
T-Mobile USA, 3.875%, 4/15/30  450 463
Tower Bersama Infrastructure, 2.75%, 1/20/26  860 839
Townsquare Media, 6.875%, 2/1/26 (1) 910 933
Verizon Communications, 2.65%, 11/20/40  205 178
Verizon Communications, 2.987%, 10/30/56  280 239
VTR Comunicaciones, 5.125%, 1/15/28 (1) 639 633
15,162
Consumer Cyclical 3.5%
Bath & Body Works, 6.625%, 10/1/30 (1) 510 551
Bath & Body Works, 6.75%, 7/1/36  240 261
Bath & Body Works, 6.95%, 3/1/33  245 258
Bath & Body Works, 9.375%, 7/1/25 (1) 253 296
Brookfield Residential Properties, 5.125%, 6/15/29 (CAD) (1) 370 281
Caesars Entertainment, 8.125%, 7/1/27 (1) 900 966
Carnival, 5.75%, 3/1/27 (1) 305 297
Carnival, 7.625%, 3/1/26 (1) 355 363
Carnival, 9.875%, 8/1/27 (1) 440 494
CCM Merger, 6.375%, 5/1/26 (1) 280 286
Cedar Fair, 5.25%, 7/15/29  100 100
Cedar Fair, 6.50%, 10/1/28  690 711
Clarios Global, 8.50%, 5/15/27 (1) 770 804
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 455 476
Dave & Buster's, 7.625%, 11/1/25 (1) 313 328
eG Global Finance, 8.50%, 10/30/25 (1) 400 405
Ford Motor, 6.625%, 10/1/28  360 406
Ford Motor, 9.00%, 4/22/25  440 509

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Motor, 9.625%, 4/22/30  450 620
Ford Motor Credit, 5.125%, 6/16/25  400 416
Goodyear Tire & Rubber, 5.00%, 7/15/29 (1) 440 430
Goodyear Tire & Rubber, 5.25%, 7/15/31 (1) 315 305
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 195 190
Life Time, 5.75%, 1/15/26 (1) 342 340
Marriott International, Series EE, 5.75%, 5/1/25  17 19
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 195
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (1) 695 766
PetSmart, 7.75%, 2/15/29 (1) 1,000 1,045
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 280 277
QVC, 4.375%, 3/15/23  655 663
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%, 10/15/26 (1) 1,600 1,620
Ross Stores, 1.875%, 4/15/31  480 434
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 895 882
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 270 264
Scientific Games International, 7.25%, 11/15/29 (1) 513 544
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1) 1,085 1,047
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 2,110
Staples, 7.50%, 4/15/26 (1) 330 326
Staples, 10.75%, 4/15/27 (1) 315 293
Tenneco, 5.00%, 7/15/26  240 239
Tenneco, 5.125%, 4/15/29 (1) 180 179
Tenneco, 7.875%, 1/15/29 (1) 875 917
Vivo Energy Investments, 5.125%, 9/24/27  500 509
Wolverine World Wide, 4.00%, 8/15/29 (1) 665 608
YMCA of Greater New York, 2.303%, 8/1/26  220 217
23,247
Consumer Non-Cyclical 1.9%
AbbVie, 3.20%, 11/21/29  250 251
AbbVie, 4.05%, 11/21/39  425 446
AbbVie, 4.875%, 11/14/48  1,255 1,440
Albertsons, 4.875%, 2/15/30 (1) 349 350
Albertsons, 5.875%, 2/15/28 (1) 245 254
Avantor Funding, 4.625%, 7/15/28 (1) 230 232
Bausch Health, 4.875%, 6/1/28 (1) 145 139
Bausch Health, 7.25%, 5/30/29 (1) 158 138
Bausch Health Americas, 8.50%, 1/31/27 (1) 292 296
Becton Dickinson & Company, 3.794%, 5/20/50  565 560
BRF, 4.875%, 1/24/30  550 525
Cano Health, 6.25%, 10/1/28 (1) 600 552
CHS, 6.875%, 4/1/28 (1) 210 194
CHS, 6.875%, 4/15/29 (1) 320 306
CHS, 8.00%, 12/15/27 (1) 295 310
CommonSpirit Health, 2.95%, 11/1/22  105 106

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CVS Health, 4.25%, 4/1/50  60 64
CVS Health, 5.05%, 3/25/48  385 448
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 555 562
Kaiser Foundation Hospitals, 3.50%, 4/1/22  390 391
Mozart Debt Merger, 5.25%, 10/1/29 (1) 470 448
Organon, 5.125%, 4/30/31 (1) 385 381
PerkinElmer, 2.25%, 9/15/31  1,440 1,318
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 445 465
Surgery Center Holdings, 10.00%, 4/15/27 (1) 605 634
Tenet Healthcare, 6.125%, 10/1/28 (1) 505 510
Tenet Healthcare, 6.875%, 11/15/31  380 405
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  375 381
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 376
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  240 251
12,733
Energy 2.0%
Boardwalk Pipelines, 4.95%, 12/15/24  400 422
Boardwalk Pipelines, 5.95%, 6/1/26  1,035 1,150
Cheniere Energy Partners, 3.25%, 1/31/32 (1) 235 221
Chesapeake Energy, 5.50%, 2/1/26 (1) 185 190
Chesapeake Energy, 5.875%, 2/1/29 (1) 205 211
Continental Resources, 4.90%, 6/1/44  335 335
DCP Midstream Operating, 8.125%, 8/16/30  352 447
Energy Transfer, 2.90%, 5/15/25  285 286
Energy Transfer, 5.25%, 4/15/29  115 126
Energy Transfer, 5.50%, 6/1/27  335 370
Energy Transfer Operating, 4.05%, 3/15/25  238 245
Hess, 5.60%, 2/15/41  5 6
Hess, 7.125%, 3/15/33  175 222
Hess, 7.30%, 8/15/31  175 221
Hess, 7.875%, 10/1/29  115 146
Hilcorp Energy I, 5.75%, 2/1/29 (1) 141 141
Hilcorp Energy I, 6.00%, 2/1/31 (1) 150 152
Leviathan Bond, 6.125%, 6/30/25 (1) 750 759
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 730 746
NGL Energy Operating, 7.50%, 2/1/26 (1) 299 299
NuStar Logistics, 5.75%, 10/1/25  290 302
NuStar Logistics, 6.00%, 6/1/26  380 385
Occidental Petroleum, 7.50%, 5/1/31  89 108
Occidental Petroleum, 7.95%, 6/15/39  150 189
Occidental Petroleum, 8.00%, 7/15/25  385 434
Occidental Petroleum, 8.50%, 7/15/27  295 355
Occidental Petroleum, 8.875%, 7/15/30  425 548
Sabine Pass Liquefaction, 5.00%, 3/15/27  740 803
Southwestern Energy, 8.375%, 9/15/28  420 458

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 405 405
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 370 387
Targa Resources Partners, 4.00%, 1/15/32  295 291
Targa Resources Partners, 4.875%, 2/1/31 (1) 285 294
Targa Resources Partners, 6.875%, 1/15/29  270 294
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  40 43
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 225 221
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 615 589
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 290 287
13,088
Industrial Other 0.3%
Albion Financing 2, 8.75%, 4/15/27 (1) 270 260
Howard University, Series 21A, 4.756%, 10/1/51  415 440
Pike, 5.50%, 9/1/28 (1) 485 468
SM Investments, 4.875%, 6/10/24  600 630
1,798
Technology 0.4%
CDW, 2.67%, 12/1/26  340 333
Minerva Merger Sub, 6.50%, 2/15/30 (1) 560 537
MSCI, 3.875%, 2/15/31 (1) 3 3
NXP, 3.25%, 5/11/41 (1) 710 645
Presidio Holdings, 8.25%, 2/1/28 (1) 605 620
Sabre GLBL, 9.25%, 4/15/25 (1) 335 376
Verscend Escrow, 9.75%, 8/15/26 (1) 355 370
2,884
Transportation 0.6%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (1) 900 899
American Airlines, 5.50%, 4/20/26 (1) 290 296
American Airlines, 5.75%, 4/20/29 (1) 460 471
American Airlines, 11.75%, 7/15/25 (1) 741 898
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 300 316
United Airlines, 4.625%, 4/15/29 (1) 325 317
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  135 129
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  150 148
Watco, 6.50%, 6/15/27 (1) 490 495
3,969
Total Industrial 80,055
UTILITY 0.6%
Electric 0.5%
AES Andes, VR, 7.125%, 3/26/79 (8) 850 851
Pacific Gas & Electric, 4.55%, 7/1/30  240 246
Vistra, VR, 7.00% (1)(7)(8) 995 985
Vistra, VR, 8.00% (1)(7)(8) 930 960
Vistra Operations, 4.375%, 5/1/29 (1) 315 305
3,347

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Natural Gas 0.1%
China Oil & Gas Group, 5.50%, 1/25/23  850 858
858
Utility Other 0.0%
Manila Water, 4.375%, 7/30/30  200 197
197
Total Utility 4,402
Total Corporate Bonds
(Cost $116,386) 113,456
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Government Sponsored 0.0%
Equate Petrochemical, 2.625%, 4/28/28 (1) 405 384
384
Owned No Guarantee 0.2%
CITGO Petroleum, 7.00%, 6/15/25 (1) 275 275
Oryx Funding, 5.80%, 2/3/31 (1) 900 913
1,188
Total Foreign Government Obligations & Municipalities
(Cost $1,617) 1,572
MUNICIPAL SECURITIES 2.5%
California 0.0%
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (9) 150 161
161
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 2,026
Denver City & County School Dist. No. 1, Series B, Certificate of
Participation, 4.242%, 12/15/37  65 74
2,100
District of Columbia 0.0%
Dist. of Columbia, Build America, Series E, 5.591%, 12/1/34  5 6
6
Florida 0.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  1,340 1,312
1,312
Georgia 0.2%
Metropolitan Atlanta Rapid Transit Auth., Series B, 2.41%, 7/1/36  955 903
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series B, 6.00%,
7/1/27  190 212
1,115

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois 0.5%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 3.102%,
12/1/30  600 612
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, Series C, 4.105%, 12/15/27  1,935 2,028
State of Illinois, GO, 5.10%, 6/1/33  600 662
3,302
Maryland 0.1%
Maryland Economic Dev. Seagirt Marine Terminal, 4.25%, 6/1/31  350 361
Maryland Stadium Auth., Series C, 2.007%, 5/1/29  475 462
823
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series B,
2.615%, 7/1/36 (9) 450 445
445
New York 0.1%
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%, 5/15/22  600 605
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series B,
1.61%, 12/1/22  55 55
660
Pennsylvania 0.1%
Montgomery County IDA, Retirement Community, Series D, 2.94%,
11/15/27  615 611
611
Puerto Rico 0.3%
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.25%,
7/1/37 (5)(10) 525 528
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 8.00%,
7/1/35 (5)(10) 320 288
Puerto Rico Commonwealth, Public Improvement, Series C, GO, 6.00%,
7/1/39 (5)(10) 455 451
Puerto Rico Commonwealth, Public Improvement, Series E, GO, 5.50%,
7/1/31 (5)(10) 305 303
Puerto Rico Commonwealth, Public Improvement, Unrefunded Balance,
Series A, GO, 5.125%, 7/1/31 (5)(10) 150 149
1,719
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  190 192
South Carolina Public Service Auth. Unrefunded Balanced, Series E,
4.322%, 12/1/27  77 85
277
Texas 0.4%
Central Texas Regional Mobility Auth., Series C, 2.635%, 1/1/32  1,500 1,471
North Texas Tollway Auth., Series B, 3.079%, 1/1/42  490 474
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center, 2.321%,
9/1/30 (9) 210 209

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission State Highway Fund, Build America,
Series B, 5.178%, 4/1/30  115 134
Waco Ed. Finance, Baylor Univ. Project, 1.886%, 3/1/30  110 105
2,393
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  145 194
194
Virginia 0.1%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  340 351
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  5 6
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  60 73
Virginia Public School Auth., Qualified School Construction, 4.25%,
12/15/30  195 221
651
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  460 473
473
Total Municipal Securities
(Cost $15,827) 16,242
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 17.0%
Collateralized Mortgage Obligations 11.4%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 249
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 509
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 960 927
Angel Oak Mortgage Trust
Series 2021-5, Class M1, CMO, ARM
2.387%, 7/25/66 (1) 3,345 3,222
Angel Oak Mortgage Trust
Series 2021-6, Class M1, CMO, ARM
2.772%, 9/25/66 (1) 3,175 3,059
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 56 56
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 100 101

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, ARM
3.00%, 3/28/57 (1) 57 56
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, ARM
3.50%, 1/28/55 (1) 60 60
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 2.20%, 1/26/32 (1) 1,610 1,604
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/26/29 (1) 2,505 2,411
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 159
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 2,220 2,122
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.537%, 9/25/29  44 45
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.287%, 11/25/29  940 941
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.187%, 2/25/30  437 436
Connecticut Avenue Securities
Series 2018-C02, Class 2M2, CMO, ARM
1M USD LIBOR + 2.20%, 2.387%, 8/25/30  148 149
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 10/25/30  700 696
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 2.737%, 12/25/30  461 467
Connecticut Avenue Securities
Series 2018-C06, Class 1M2, CMO, ARM
1M USD LIBOR + 2.00%, 2.187%, 3/25/31  2,336 2,348
Connecticut Avenue Securities
Series 2018-C06, Class 2M2, CMO, ARM
1M USD LIBOR + 2.10%, 2.287%, 3/25/31  517 521
Connecticut Avenue Securities
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.237%, 1/25/40 (1) 258 258
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1B1, CMO, ARM
SOFR30A + 3.15%, 3.199%, 12/25/41 (1) 1,655 1,560

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 3.049%, 1/25/42 (1) 1,660 1,634
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.174%, 4/25/66 (1) 1,170 1,126
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.202%, 6/25/66 (1) 2,360 2,258
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.068%, 10/25/47 (1) 249 250
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 81 81
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51 (1) 3,082 2,935
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.662%, 10/25/46  7 7
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.658%, 12/25/46 (1) 275 275
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 176 173
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 1,032 1,020
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 76 76
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 360
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 720
GCAT Trust
Series 2021-NQM4, Class A3, CMO, ARM
1.556%, 8/25/66 (1) 1,496 1,447
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66 (1) 2,816 2,725
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 250 250

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1, CMO, ARM
2.489%, 9/25/56 (1) 3,000 2,733
JPMorgan Mortgage Trust
Series 2019-3, Class A15, CMO, ARM
4.00%, 9/25/49 (1) 26 26
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 52 52
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 116 116
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 133 134
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 355 355
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 197 201
MFA Trust
Series 2021-NQM2, Class B1, CMO, ARM
3.272%, 11/25/64 (1) 1,000 965
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 910 906
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 36 36
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 58 58
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 6/25/59 (1) 3 3
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 143 144
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 74 74
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 276 275
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 598 583

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 1.899%, 11/25/31 (1) 1,700 1,697
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.458%, 4/25/43  324 325
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 102 102
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 42 42
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 58 59
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 9 9
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 592
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, CMO
2.501%, 11/25/55 (1) 555 551
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65 (1) 2,000 1,962
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.30%, 2.487%, 9/25/30  363 366
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.287%, 9/25/30  272 271
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 10/25/48 (1) 56 56
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.437%, 2/25/47 (1) 322 322
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.804%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2019-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.45%, 2.637%, 3/25/49 (1) 323 325
Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.537%, 2/25/49 (1) 666 670

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.237%, 4/25/49 (1) 164 164
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.237%, 11/25/49 (1) 113 114
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 2.037%, 2/25/50 (1) 1,122 1,125
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.937%, 8/25/50 (1) 28 28
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 2.087%, 1/25/50 (1) 103 102
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 3.10%, 3.287%, 3/25/50 (1) 338 340
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 3.337%, 9/25/50 (1) 73 74
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 2.349%, 8/25/33 (1) 2,245 2,270
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 2.149%, 10/25/33 (1) 1,445 1,443
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class B1, CMO, ARM
SOFR30A + 3.05%, 3.099%, 1/25/34 (1) 1,630 1,549
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 2.299%, 8/25/33 (1) 1,960 1,917
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M2, CMO, ARM
SOFR30A + 2.05%, 2.099%, 12/25/33 (1) 1,000 961
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 2.149%, 9/25/41 (1) 1,000 962
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M2, CMO, ARM
SOFR30A + 2.35%, 2.399%, 12/25/41 (1) 1,610 1,552
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 1.899%, 1/25/42 (1) 1,185 1,167
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M2, CMO, ARM
SOFR30A + 3.75%, 3.799%, 2/25/42 (1) 1,890 1,886

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-3, Class M1, CMO, ARM
3.139%, 7/25/59 (1) 545 546
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 335
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66 (1) 800 752
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 550 544
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 330 332
Vista Point Securitization Trust
Series 2020-1, Class M1, CMO, ARM
4.151%, 3/25/65 (1) 1,043 1,049
Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (1) 170 170
Vista Point Securitization Trust
Series 2020-2, Class M1, CMO, ARM
3.401%, 4/25/65 (1) 180 178
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.818%, 1/20/46 (1) 634 636
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 1,125 1,118
ZH Trust
Series 2021-2, Class A, CMO
2.349%, 10/17/27 (1) 2,335 2,320
74,939
Commercial Mortgage-Backed Securities 5.6%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 2.441%, 4/15/34 (1) 1,145 1,120
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53 (1) 2,010 1,628
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 580 450
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 1.261%, 8/15/34 (1) 1,865 1,853

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.591%, 4/15/35 (1) 190 186
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.841%, 12/15/36 (1) 1,165 1,142
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 3.941%, 9/15/38 (1) 1,155 1,133
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (1) 1,036 853
Barclays Commercial Mortgage Trust
Series 2019-C3, Class AS
3.895%, 5/15/52  1,045 1,097
Barclays Commercial Mortgage Trust
Series 2019-C4, Class C
3.469%, 8/15/52  850 827
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.351%, 11/15/34 (1) 365 355
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.331%, 10/15/37 (1) 375 375
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M SOFR + 2.34%, 2.39%, 2/15/39 (1) 700 698
BPR Trust
Series 2021-NRD, Class E, ARM
1M SOFR + 5.621%, 5.716%, 12/15/23 (1) 1,620 1,588
BPR Trust
Series 2021-TY, Class C, ARM
1M USD LIBOR + 1.70%, 1.891%, 9/15/38 (1) 635 626
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 1.411%, 5/15/35 (1) 475 468
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 4.121%, 6/15/23 (1) 1,195 1,150
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52 (1) 1,045 879
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 531
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 270 269

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 96
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  345 355
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 1,420 1,219
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.203%, 8/10/47 (1) 380 343
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  237 243
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.104%, 3/10/48  870 878
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  760 776
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 454
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  187 190
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 1,445 1,438
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 217
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.325%, 6/15/50  465 446
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
3.947%, 12/15/52  645 635
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 285 292
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
3.965%, 7/25/52 (1) 255 266
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.225%, 12/15/36 (1) 300 296

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.124%, 12/15/36 (1) 895 870
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 2.923%, 12/15/36 (1) 1,970 1,891
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,310
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 895
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 2.192%, 5/15/26 (1) 710 699
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.65%, 1.842%, 1/15/33 (1) 270 269
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 1,015 998
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 199
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.791%, 9/15/29 (1) 280 274
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 1.206%, 10/18/36 (1) 700 693
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  180 184
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 82
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48  35 36
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 159
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 2.741%, 6/15/31 (1) 1,352 1,301
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  42 42

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.289%, 7/15/58  50 50
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class B, ARM
4.506%, 3/15/59  310 320
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class B, ARM
3.917%, 7/15/50  165 168
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class B
3.375%, 8/15/52  665 663
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.596%, 11/10/36 (1) 100 96
36,571
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $114,157) 111,510
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 28.0%
U.S. Government Agency Obligations 18.9%
Federal Home Loan Mortgage
2.50%, 5/1/30  149 152
3.00%, 4/1/47 - 1/1/48  150 153
3.50%, 8/1/42 - 3/1/46  4,385 4,615
4.00%, 8/1/40 - 1/1/46  361 387
4.50%, 9/1/23 - 5/1/42  171 185
5.00%, 7/1/25 - 8/1/40  59 65
5.50%, 10/1/38 - 1/1/40  42 47
6.00%, 8/1/22 - 8/1/38  17 19
6.50%, 6/1/24 - 4/1/37  79 88
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  — —
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  — —
12M USD LIBOR + 1.83%, 2.079%, 3/1/36  3 3
12M USD LIBOR + 1.83%, 2.204%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  1 1
12M USD LIBOR + 1.929%, 2.185%, 12/1/36  1 1
12M USD LIBOR + 2.029%, 2.275%, 11/1/36  1 1
1Y CMT + 2.245%, 2.37%, 1/1/36  2 2
1Y CMT + 2.25%, 2.338%, 10/1/36  — 1
1Y CMT + 2.347%, 2.472%, 11/1/34  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  381 55

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  2,265 2,194
2.50%, 5/1/51 - 1/1/52  5,515 5,458
3.00%, 5/1/31 - 11/1/34  183 189
3.50%, 6/1/33  68 71
4.00%, 12/1/49 - 2/1/50  727 763
4.50%, 5/1/50  118 125
5.00%, 12/1/41  163 176
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  72 74
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  1 1
12M USD LIBOR + 1.568%, 1.818%, 7/1/35  — —
12M USD LIBOR + 1.584%, 1.839%, 12/1/35  2 2
12M USD LIBOR + 1.586%, 1.836%, 11/1/35  3 3
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  1 1
12M USD LIBOR + 1.70%, 1.95%, 11/1/37  3 3
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  — —
12M USD LIBOR + 1.881%, 2.131%, 8/1/36  2 2
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 2.29%, 12/1/36  1 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  3,367 3,235
2.50%, 5/1/30 - 2/1/52  10,147 10,047
3.00%, 1/1/27 - 11/1/48  3,239 3,332
3.50%, 4/1/31 - 7/1/50  822 858
4.00%, 11/1/40 - 12/1/49  1,690 1,794
4.50%, 4/1/25 - 5/1/50  2,640 2,830
5.00%, 9/1/23 - 12/1/47  1,027 1,141
5.50%, 9/1/23 - 5/1/39  294 329
6.00%, 8/1/22 - 10/1/40  427 486
6.50%, 7/1/32 - 6/1/39  31 35
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA (11)
2.00%, 3/1/37 - 3/1/52  43,946 42,387
2.50%, 3/1/37 - 3/1/52  17,684 17,527
3.00%, 3/1/52  14,018 14,158
3.50%, 3/1/52  2,690 2,770
4.00%, 3/1/52  6,921 7,226
4.50%, 3/1/52  922 973
123,972

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations 9.1%
Government National Mortgage Assn.
2.50%, 8/20/50 - 12/20/51  10,158 10,166
3.00%, 5/20/46 - 10/20/51  8,744 8,906
3.50%, 9/15/41 - 8/20/51  3,528 3,709
4.00%, 2/20/41 - 10/20/50  2,385 2,494
4.50%, 11/20/39 - 8/20/47  954 1,024
5.00%, 4/20/35 - 6/20/49  1,309 1,422
5.50%, 10/20/32 - 3/20/49  800 866
6.50%, 2/15/29  1 1
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  50 50
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  306 31
4.00%, 5/20/37 - 2/20/43  52 4
4.50%, 12/20/39  1 —
Government National Mortgage Assn., TBA (11)
2.00%, 3/20/52  10,230 10,001
3.00%, 3/20/52  13,930 14,161
3.50%, 3/20/52  6,890 7,109
59,944
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $185,586) 183,916
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 24.0%
U.S. Treasury Obligations 24.0%
U.S. Treasury Bonds, 1.125%, 8/15/40  9,000 7,449
U.S. Treasury Bonds, 1.25%, 5/15/50  22,340 17,827
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 7,517
U.S. Treasury Bonds, 1.625%, 11/15/50  1,940 1,699
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,409
U.S. Treasury Bonds, 1.875%, 11/15/51  3,500 3,267
U.S. Treasury Bonds, 2.25%, 2/15/52  9,505 9,682
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 2,446
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,526
U.S. Treasury Bonds, 3.00%, 11/15/44  915 1,026
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,746
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,512
U.S. Treasury Bonds, 4.375%, 5/15/41  175 234
U.S. Treasury Bonds, 6.875%, 8/15/25  700 822
U.S. Treasury Notes, 0.125%, 2/15/24  6,000 5,845
U.S. Treasury Notes, 0.25%, 9/30/25  1,500 1,424
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,616

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 10,448
U.S. Treasury Notes, 0.625%, 5/15/30  550 500
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,224
U.S. Treasury Notes, 0.75%, 4/30/26  6,300 6,048
U.S. Treasury Notes, 0.875%, 9/30/26  13,000 12,498
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 9,150
U.S. Treasury Notes, 1.375%, 11/15/31  15,675 15,038
U.S. Treasury Notes, 1.50%, 1/31/27  6,175 6,104
U.S. Treasury Notes, 1.50%, 2/15/30  500 489
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,421
U.S. Treasury Notes, 1.875%, 2/15/32  7,555 7,585
U.S. Treasury Notes, 2.125%, 3/31/24  2,015 2,041
U.S. Treasury Notes, 2.25%, 2/15/27  4,195 4,293
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,383
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,306
U.S. Treasury Notes, 2.50%, 1/31/24  475 484
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $162,832) 158,059
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 0.12% (12)(13) 20,774 20,774
Total Short-Term Investments
(Cost $20,774) 20,774
Total Investments in Securities 118.4%
(Cost $791,076) $ 778,487
Other Assets Less Liabilities (18.4)% (120,972)
Net Assets 100.0% $ 657,515
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$232,117 and represents 35.3% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,628 and represents 0.4% of net assets.
(7) Perpetual security with no stated maturity date.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $116,312 and represents 17.7% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BAN Bond Anticipation Note
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
COP Colombian Peso
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
RUB Russian Ruble
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TRY Turkish Lira
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.2)%
JPMorgan Chase Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 9,940 (1,244) (1,171) (73)
Total Bilateral Credit Default Swaps, Protection
Bought (1,171) (73)
Total Return Swaps (0.0)%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 0.050%
(SOFR30A) Quarterly, 6/21/22 21,500 (205) 2 (207)
Total Bilateral Total Return Swaps 2 (207)
Total Bilateral Swaps (1,169) (280)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 79 — (3) 3
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/25 254 (18) (15) (3)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 * 183 (12) (8) (4)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 210 (16) (8) (8)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 * 13,570 228 252 (24)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (36)
Total Centrally Cleared Swaps (36)
Net payments (receipts) of variation margin to date 29
Variation margin receivable (payable) on centrally cleared swaps $ (7)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(67).

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/8/22 INR 61,665 USD 825 $ (12)
Bank of America 4/22/22 USD 5,861 CHF 5,353 11
Bank of America 4/22/22 USD 331 NOK 2,945 (3)
BNP Paribas 3/11/22 COP 1,341,670 USD 331 9
BNP Paribas 4/8/22 USD 245 CLP 212,057 (19)
BNP Paribas 5/13/22 PLN 1,355 USD 339 (18)
Citibank 4/8/22 RUB 30,410 USD 387 (112)
Citibank 4/8/22 USD 189 RUB 15,205 51
Citibank 4/13/22 USD 857 MXN 17,765 (4)
Citibank 4/14/22 USD 330 CZK 7,180 11
Citibank 4/22/22 AUD 735 USD 523 12
Citibank 4/22/22 NZD 3,710 USD 2,538 (30)
Citibank 5/20/22 USD 666 SEK 6,190 12
Credit Suisse 3/11/22 COP 5,476,725 USD 1,334 55
Deutsche Bank 3/3/22 BRL 3,775 USD 735 (2)
Deutsche Bank 3/3/22 USD 653 BRL 3,775 (79)
Deutsche Bank 4/8/22 INR 61,665 USD 825 (11)
Deutsche Bank 4/22/22 NOK 2,590 USD 291 3
Deutsche Bank 4/22/22 USD 336 JPY 38,830 (2)
Goldman Sachs 3/3/22 BRL 3,135 USD 572 36
Goldman Sachs 3/3/22 BRL 2,910 USD 567 (3)
Goldman Sachs 3/3/22 USD 955 BRL 4,910 3
Goldman Sachs 3/3/22 USD 197 BRL 1,135 (23)
Goldman Sachs 3/11/22 USD 693 COP 2,819,450 (22)
Goldman Sachs 4/8/22 CLP 275,160 USD 331 12
Goldman Sachs 6/2/22 USD 338 BRL 1,775 2
HSBC Bank 4/8/22 USD 650 INR 49,020 4
HSBC Bank 4/22/22 USD 31 CAD 40 —
HSBC Bank 5/20/22 USD 1,496 EUR 1,328 2
JPMorgan Chase 4/8/22 RUB 55,470 USD 697 (196)
JPMorgan Chase 4/8/22 USD 296 CLP 255,044 (22)
JPMorgan Chase 4/8/22 USD 877 RUB 69,885 245
JPMorgan Chase 4/8/22 USD 462 RUB 52,250 (10)
JPMorgan Chase 4/13/22 MXN 17,765 USD 856 5
JPMorgan Chase 4/14/22 CZK 21,910 USD 1,010 (38)
JPMorgan Chase 4/14/22 TRY 4,625 USD 331 (21)
JPMorgan Chase 4/14/22 USD 553 HUF 176,305 24
JPMorgan Chase 4/14/22 ZAR 3,495 USD 226 —
JPMorgan Chase 4/22/22 CHF 1,630 USD 1,771 10
JPMorgan Chase 4/22/22 CHF 2,185 USD 2,391 (3)
JPMorgan Chase 4/22/22 JPY 39,160 USD 341 —
JPMorgan Chase 4/22/22 NOK 1,115 USD 126 1

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/22/22 USD 801 AUD 1,130 $ (20)
JPMorgan Chase 4/22/22 USD 571 CAD 726 (1)
JPMorgan Chase 4/22/22 USD 818 NZD 1,240 (20)
JPMorgan Chase 5/20/22 USD 40 EUR 35 1
Morgan Stanley 3/11/22 USD 681 COP 2,683,370 —
Morgan Stanley 4/8/22 USD 85 CLP 69,500 (1)
Morgan Stanley 4/14/22 HUF 280,165 USD 874 (34)
Morgan Stanley 4/22/22 JPY 66,792 USD 584 (2)
RBC Dominion Securities 4/22/22 CAD 1,007 USD 790 4
RBC Dominion Securities 4/22/22 USD 116 CAD 147 —
Standard Chartered 4/14/22 ZAR 5,145 USD 329 4
Standard Chartered 4/22/22 CHF 305 USD 331 2
Standard Chartered 4/22/22 USD 662 AUD 920 (7)
Standard Chartered 4/22/22 USD 395 CAD 495 5
Standard Chartered 4/22/22 USD 687 JPY 78,655 2
Standard Chartered 4/22/22 USD 329 JPY 37,775 —
State Street 4/14/22 USD 1,335 CZK 29,230 38
State Street 4/22/22 CAD 1,125 USD 898 (10)
State Street 4/22/22 JPY 53,900 USD 472 (2)
State Street 4/22/22 USD 1,501 CAD 1,881 18
State Street 4/22/22 USD 1,152 CAD 1,459 —
State Street 4/22/22 USD 2,804 NOK 24,637 11
State Street 5/20/22 EUR 779 USD 888 (11)
State Street 5/20/22 USD 572 EUR 502 7
State Street 5/20/22 USD 664 GBP 490 6
UBS Investment Bank 4/8/22 RUB 89,080 USD 1,143 (338)
UBS Investment Bank 4/8/22 USD 322 CLP 273,719 (19)
UBS Investment Bank 4/8/22 USD 467 RUB 37,620 126
UBS Investment Bank 4/14/22 USD 327 HUF 103,860 15
UBS Investment Bank 4/14/22 USD 871 ZAR 13,820 (22)
UBS Investment Bank 4/22/22 AUD 2,300 USD 1,655 17
UBS Investment Bank 4/22/22 JPY 71,449 USD 622 —
UBS Investment Bank 4/22/22 NOK 9,375 USD 1,065 (3)
UBS Investment Bank 4/22/22 USD 987 NZD 1,460 —
UBS Investment Bank 5/20/22 EUR 1,059 USD 1,206 (15)
UBS Investment Bank 5/20/22 USD 777 EUR 682 10
Net unrealized gain (loss) on open forward
currency exchange contracts $ (361)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 71 Euro-Bund ten year contracts 3/22 13,298 $ 134
Long, 90 Government of Australia ten year bond
contracts 3/22 8,794 (227)
Short, 149 Government of Canada ten year bond
contracts 6/22 (16,066) (113)
Short, 32 U.K. Gilt ten year contracts 6/22 (5,284) (31)
Long, 165 U.S. Treasury Long Bond contracts 6/22 25,853 345
Long, 426 U.S. Treasury Notes five year contracts 6/22 50,388 216
Short, 377 U.S. Treasury Notes ten year contracts 6/22 (48,044) (228)
Long, 27 U.S. Treasury Notes two year contracts 6/22 5,811 10
Long, 106 Ultra U.S. Treasury Bonds contracts 6/22 19,709 204
Short, 68 Ultra U.S. Treasury Notes ten year contracts 6/22 (9,610) (85)
Net payments (receipts) of variation margin to date 500
Variation margin receivable (payable) on open futures contracts $ 725

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — # $ — $ 10 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 34,715 ¤ ¤ $ 20,774 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,774.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Return Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants,

T. ROWE PRICE Total Return Fund

rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 664,733 $ — $ 664,733
Bank Loans — 84,672 3,272 87,944
Common Stocks 3 — — 3
Convertible Preferred Stocks — 5,033 — 5,033
Short-Term Investments 20,774 — — 20,774
Total Securities 20,777 754,438 3,272 778,487
Swaps* — 3 — 3
Forward Currency Exchange
Contracts — 774 — 774
Futures Contracts* 909 — — 909
Total $ 21,686 $ 755,215 $ 3,272 $ 780,173
Liabilities
Swaps* $ — $ 1,488 $ — $ 1,488
Forward Currency Exchange
Contracts — 1,135 — 1,135
Futures Contracts* 684 — — 684
Total $ 684 $ 2,623 $ — $ 3,307
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F228-054Q3 02/22